Acquisition of Prismic Pharmaceutical (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jun. 28, 2019 CAD ($) Share $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Shares issued		$ 11,539,417	$ 47,853,745
Number of warrants issued | shares		67,598	236,148
Prismic Pharmaceuticals Inc. ("Prismic")
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 20,887,209
Prismic Pharmaceuticals Inc. ("Prismic") | Class B subordinate voting shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 16,431,818
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares	510,940
Share issue price per share | $ / shares	$ 32.16
Prismic Pharmaceuticals Inc. ("Prismic") | Stock options
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,567,305
Number of instruments or interests issued or issuable | Share	89,898
Prismic Pharmaceuticals Inc. ("Prismic") | Warrants
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 1,888,086
Number of instruments or interests issued or issuable | Share	67,598